CORE DEPOSIT INTANGIBLE (Details) - USD ($)	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Finite-Lived Intangible Assets [Line Items]
Core deposit intangible	$ 341,237	$ 362,780	$ 465,168
Core deposit intangible
Finite-Lived Intangible Assets [Line Items]
Gross carrying value	502,000	502,000	502,000
Less accumulated amortization	(160,763)	(139,220)	(36,832)
Core deposit intangible	$ 341,237	$ 362,780	$ 465,168